Leases - Lease Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	$ 1,789
Additions	148	$ 527
Depreciation	(254)	(259)
Derecognitions	(35)	(6)
Foreign exchange adjustments and other	(3)	(12)
Lease assets, ending balance	1,645	1,789
Product transportation and storage
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	1,166
Additions	17	452
Depreciation	(124)	(106)
Derecognitions	(20)	0
Foreign exchange adjustments and other	(1)	(3)
Lease assets, ending balance	1,038	1,166
Field equipment and power
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	317
Additions	121	43
Depreciation	(53)	(54)
Derecognitions	(5)	(6)
Foreign exchange adjustments and other	(1)	2
Lease assets, ending balance	379	317
Offshore vessels and equipment
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	182
Additions	7	12
Depreciation	(51)	(72)
Derecognitions	(10)	0
Foreign exchange adjustments and other	0	(10)
Lease assets, ending balance	128	182
Office leases and other
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	124
Additions	3	20
Depreciation	(26)	(27)
Derecognitions	0	0
Foreign exchange adjustments and other	(1)	(1)
Lease assets, ending balance	$ 100	$ 124